Critical accounting judgments and major sources of estimation uncertainty	12 Months Ended
Dec. 31, 2025
Critical accounting estimates and judgments [Abstract]
Critical accounting judgments and major sources of estimation uncertainty	3. Critical accounting judgments and major sources of estimation uncertainty
In the application of the Company’s accounting policies, which are described above, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.
Major sources of estimation uncertaintySales rebates and reserves
Product Sales are recognized when the Company has transferred control of the goods to the customer. Product Sales are subject to various deductions, which are primarily composed of rebates to government agencies, distributors, health insurance companies and managed healthcare organizations to arrive to ‘‘Product net sales’’. Certain deductions from
Product Sales are subject to payment based on claims after the initial recognition of the sale due to the time lag between the point of sale and receipt of a claim.
Upon initial recognition of the Product Sales, the Company recognizes a liability for the variable consideration based on the Company’s best estimate of expected claims. This estimate is a source of complexity and uncertainty as the Company specifically estimates the payor mix. Additionally, the transaction price is based upon contracts with customers, healthcare providers, payors and government agencies, regulated discounts applicable to government-funded programs, historical experience of claims received and other relevant factors. These open claims are recorded as liabilities under
“Sales rebates and reserves’’ in the ‘‘Consolidated Statements of Financial Position’’.
The Company reviews these liabilities at each reporting period to take into account potential changes in the programs, the volume of claims and/or the most probable final outcome associated to each sale. In line with IFRS 15, the Company applies constraint in recognition of variable compensation on Product Net Sales. Due to the nature of these liabilities it is not practicable to give meaningful sensitivity estimates due to the large volume of variables that contribute to Medicare
Part D, commercial rebates and chargebacks as outlined in “Note 2.17 — Product net sales”. Future events could cause the assumptions within our valuation models to change and materially affect the future results of the Company.
Please refer to “Note 14 — Trade and Other Payables” for the movement over the period and the ending balance of the sales rebates and reserves.
Critical accounting judgment
The Company has not exercised a critical accounting judgment in the current year ended December 31, 2025. As of the year ended December 31, 2024, the Company had applied judgment related to the number of years of forecasted future taxable profits to be considered as reliable as positive evidence towards its estimate on recognition of deferred tax assets.
The Company considers that as of December 31, 2025, the recognition of its deferred tax assets do not constitute a critical accounting judgment based on the facts and circumstances; specifically, significant growth in the U.S. based
Product Net Sales, current and future taxable profit levels and the current external competitive landscape.
No other Critical accounting judgments and major sources of estimation uncertainty have been made in the current period by the Company.